October 1, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re:      Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 59 (“PEA#59”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 60 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 59 (“PEA#59”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#59 is being filed to address staff comments provided in response to PEA# 58, which was filed on or about July 16, 2013, in order to register a new series of the Trust, the Timothy Plan Growth and Income Fund. In response to those comments, Registrant makes the following response:

1.

As requested, an appropriate footnote describing maximum deferred sales charges has been added to the “Shareholder Fees” table in the prospectus, and the footnoe numbering has also been corrected in that table and in the “Annual Fund Operating Expenses” table.

2.

Staff requested that disclosure be made as to estimated “Fees and Expenses of Acquired Funds”. Estmated amounts have been included. The Fee Example Table has also been adjusted to reflect the effect of those additional fees and expenses.

3.

In response to staff comments, additional disclosure has been added to the “Principal Investment Strategies” section of the Prospectus to describe the Investment Manager’s process for buying/selling fixed income securities, its strategy with respect to maturity and/or duration targeting, when and why to sell equity securities, and whether the Fund will invest in emerging markets.

4.

Additionally, disclosure has been added to discuss the types of ETF’s that may be purchased for the Fund and the process for determining when to buy/sell such securities. Further, on behalf of Registrant, we represent that the Fund does look through to the underlying holdings of an ETF to determine whether the ETF violates any of the Fund’s Excluded Securities screens.

5.

Staff questioned whether the title of the Fund, “Growth and Income”, might be misleading, given that the Investment Manager utilizes a value investing approach. Registrant does not believe that the Fund’s title is misleading. “Growth and Income” and “Balanced” ar well know, often interchangeable, titles for Funds that invest as the Fund does. The Fund’s prospectus makes clear that the investment objective of the Fund is to “provide total return through a combination of growth and income and preservation of capital in declining markets”.

6.

Staff asked that an explanation be provided as to why Registrant chose not to include a discussion of the risks associated with Excluded Securities. Registrant has been offering shares of its Funds for almost twenty years now, and has closely monitored the effect of excluding securities from the investment universe of its funds. All the data acquired over that time overwhelmingly indicate that there is no appreciable negative effect on performance. Accordingly, Registrant has chaosen not to include it as a principal risk.

7.

Staff commented that a detailed explanation of the investment strategies summarized in the Principal Investment Strategies Section of the Prospectus be included in Section 2- Additional Information About the Fund. Registrant did not sumarize the Fund’s investment strategies. They have been set forth in full detail. Accordingly, it is not necessary to provide a restatment in this Section.

8.	As requested, disclosure has been added informing investors that information relating to portfolio disclosures may be found on the Fund’s web site.

9.	Staff noted that in the Fund’s Statement of Additional Information, Fundamental Investment Restrictions 6 and 7 were inaccurate with respect to the Fund. They have been amended to apply to the Fund.

Please direct all comments concerning this filing to me at the below-listed address and/or phone number. Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/ David D. Jones, Esq.

DAVID D. JONES, ESQ.